SUBSEQUENT EVENTS (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions		3 Months Ended	12 Months Ended
	Mar. 19, 2025 ARS ($) Vote shares	Mar. 31, 2025 ARS ($) Ton	Dec. 31, 2024 ARS ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ARS ($) shares	Dec. 31, 2022 ARS ($) shares	Mar. 19, 2025 $ / shares
Subsequent Events [Abstract]
Loss | $			$ 582,102,974		$ 95,001,446	$ 334,854,783
Property damage deductible amount | $				$ 1
Business interruption coverage waiting period			60 days	60 days
Treasury shares | $			$ 40,945,570		$ 40,945,570
Outstanding shares (in shares) | shares			752,761,058		752,761,058	752,761,058
Treasury Shares [Member]
Subsequent Events [Abstract]
Shares issued (in shares) | shares			41,734,225		41,734,225	41,734,225
Nominal value per share (in dollars per share) | $ / shares			$ 1
Common Stock [Member]
Subsequent Events [Abstract]
Shares issued (in shares) | shares			794,495,283		794,495,283	794,495,283
Subsequent Event [Member]
Subsequent Events [Abstract]
Loss | $		$ (14,058,433)
Average daily production of liquids | Ton		3,400
Nominal value per share (in dollars per share) | $ / shares							$ 1
Subsequent Event [Member] | Class B [Member]
Subsequent Events [Abstract]
Nominal value per share (in dollars per share) | $ / shares							$ 1
Number of votes for common stock | Vote	1
Subsequent Event [Member] | Treasury Shares [Member]
Subsequent Events [Abstract]
Treasury shares | $	$ 41,734
Subsequent Event [Member] | Treasury Shares [Member] | Class B [Member]
Subsequent Events [Abstract]
Shares issued (in shares) | shares	41,734,225
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Abstract]
Number of votes for common stock | Vote	1
Outstanding shares (in shares) | shares	752,761,058